UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Tony Hynes          Los Angeles, California        11/14/08
  ----------------------   ------------------------------   ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $377,554
                                               -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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                                                  FORM 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------- ---------  --------  ------------------ ----------  -------- --------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
-----------------------------  ---------------- ---------  --------  --------  --- ---- ----------  -------- ------- ------  ----
ALLIED WASTE INDS INC          COM PAR$.01NEW   019589 30 8  17478    1573200  SH          SOLE              1573200   0      0
ALPHARMA INC                   CL A             020813 10 1  20087     544500  SH          SOLE               544500   0      0
ANHEUSER BUSCH COS INC         COM              035229 10 3  48660     750000  SH          SOLE               750000   0      0
APEX SILVER MINES LTD          NOTE 2.875% 3/1  03760X AB 7   1161    4500000  PRN         SOLE              4500000   0      0
BANK OF AMERICA CORPORATION    COM              060505 10 4   1152       9000  SH    PUT   SOLE                 9000   0      0
CLEVELAND CLIFFS INC           COM              185896 10 7   2794       1500  SH    PUT   SOLE                 1500   0      0
CVS CAREMARK CORPORATION       COM              126650 10 0   6732     200000  SH          SOLE               200000   0      0
DST SYS INC DEL                COM              233326 10 7  11198     200000  SH          SOLE               200000   0      0
ECHOSTAR CORP                  CL A             278768 10 6   7318     303671  SH          SOLE               303671   0      0
ELAN PLC                       ADR              284131 20 8   8003     750000  SH          SOLE               750000   0      0
ELAN PLC                       COM              284131 20 8   2163       7500  SH    PUT   SOLE                 7500   0      0
EXELON CORP                    COM              30161N 10 1  12524     200000  SH          SOLE               200000   0      0
EXELON CORP                    COM              30161N 10 1   1025       3000  SH    PUT   SOLE                 3000   0      0
FIRST ADVANTAGE CORP           CL A             31845F 10 0   5862     417201  SH          SOLE               417201   0      0
GENENTECH INC                  COM NEW          368710 40 6  22170     250000  SH          SOLE               250000   0      0
HANOVER INS GROUP INC          COM              410867 10 5   9655     212100  SH          SOLE               212100   0      0
HANSEN NAT CORP                COM              411310 10 5   6050     200000  SH          SOLE               200000   0      0
HARTFORD FINL SVCS GROUP INC   COM              416515 10 4   2050      50000  SH          SOLE                50000   0      0
HERCULES INC                   COM              427056 10 6   2043     103244  SH          SOLE               103244   0      0
IMCLONE SYS INC                COM              45245W 10 9  14352     230000  SH          SOLE               230000   0      0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M 30 2  34816    2602100  SH          SOLE              2602100   0      0
LORILLARD INC                  COM              544147 10 1    518       4500  SH    PUT   SOLE                 4500   0      0
NEWS CORP                      CL A             65248E 10 4  17448    1455200  SH          SOLE              1455200   0      0
NRG ENERGY INC                 COM NEW          629377 50 8   2970     120000  SH          SOLE               120000   0      0
NRG ENERGY INC                 COM NEW          629377 50 8    800      10000  SH    PUT   SOLE                10000   0      0
ORIENT-EXPRESS HOTELS LTD      CL A             G67743 10 7   3620     150000  SH          SOLE               150000   0      0
PACTIV CORP                    COM              695257 10 5  14535     585400  SH          SOLE               585400   0      0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279 AH 1    717    1000000  PRN         SOLE              1000000   0      0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A 10 4   1062      27300  SH          SOLE                27300   0      0
QUALCOMM INC                   COM              747525 10 3  11817     275000  SH          SOLE               275000   0      0
SPDR SERIES TRUST              LEH MUN BD ETF   78464A 45 8   2300       2000  SH    PUT   SOLE                 2000   0      0
STAR SCIENTIFIC INC            COM              85517P 10 1    356     100000  SH          SOLE               100000   0      0
STATE STR CORP                 COM              857477 10 3   1820      32000  SH          SOLE                32000   0      0
TELEPHONE & DATA SYS INC       COM              879433 10 0   3623     101340  SH          SOLE               101340   0      0
TIVO INC                       COM              888706 10 8   1200      12000  SH    PUT   SOLE                12000   0      0
VECTOR GROUP LTD               DBCV 5.750% 6/1  92240M AL 2  21375   19000000  PRN         SOLE             19000000   0      0
VERISIGN INC                   COM              92343E 10 2   3912     150000  SH          SOLE               150000   0      0
VERISIGN INC                   COM              92343E 10 2   3600      15000  SH    PUT   SOLE                15000   0      0
VIRGIN MEDIA INC               COM              92769L 10 1   9085    1150000  SH          SOLE              1150000   0      0
WACHOVIA CORP NEW              COM              929903 10 2   3827       5806  SH    PUT   SOLE                 5806   0      0
WASTE MGMT INC DEL             COM              94106L 10 9    825       5000  SH    PUT   SOLE                 5000   0      0
WASTE MGMT INC DEL             COM              94106L 10 9  34639    1100000  SH          SOLE              1100000   0      0
WELLS FARGO & CO NEW           COM              949746 10 1    214       9000  SH    PUT   SOLE                 9000   0      0

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